Income Taxes - Reconciliation of Net Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of the year	$ (29.2)	$ (21.0)
Tax effect on equity items	(14.4)	7.3
Impact of foreign exchange	(1.3)	(0.4)
Other	0.0	0.4
Deferred taxes acquired through business combinations	18.7	(19.9)
Tax recovery during the year recognized in net income	43.2	4.4
Balance, end of the year	$ 17.0	$ (29.2)